COMMITMENTS (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Contractual Obligations [Line Items]
Product development and relocation grant		$ 229,201	$ 5,192,799
Cancer Prevention Research Institute of Texas (CPRIT)
Contractual Obligations [Line Items]
Maximum eligibility for product development and relocation grant	$ 12,000,000
Eligibility period for product development and relocation grant	3 years
Percentage of funding raise to release CPRIT monies	50.00%
Cancer Prevention Research Institute of Texas (CPRIT) | First two tranches
Contractual Obligations [Line Items]
Product development and relocation grant				$ 6,578,000
Threshold limit for aggregate royalty payments				$ 24,000,000
Royalty rate on revenues for CPRIT royalty under threshold				4.00%
Royalty rate on revenues for CPRIT royalty after threshold				2.00%
Cancer Prevention Research Institute of Texas (CPRIT) | Third and final tranche
Contractual Obligations [Line Items]
Product development and relocation grant			5,192,799
Third tranche of product development and relocation grant			$ 5,422,000
Remaining balance expected to be received after completion of grant term		$ 229,201